UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06687
                                                    -----------

                         The Gabelli Money Market Funds
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
              ----------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: September 30
                                              --------------

                   Date of reporting period: December 31, 2006
                                            -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


THE GABELLI U.S. TREASURY MONEY MARKET FUND
SECHEDULE OF INVESTMENTS -- DECEMBER 31, 2006 (UNAUDITED)
================================================================================

   PRINCIPAL                                                                                             MARKET
    AMOUNT                                                                                                VALUE
   ---------                                                                                             -------
                U.S. GOVERNMENT OBLIGATIONS -- 100.0%
                U.S. TREASURY BILLS -- 75.9%
  $563,855,000  U.S. Treasury Bills, 4.850% to 5.308%++, 01/04/07 to 06/28/07                          $557,066,523
                                                                                                       ------------
                U.S. TREASURY NOTES -- 24.1%
    77,000,000    2.250%, 02/15/07                                                                       76,752,792
    75,000,000    3.375%, 02/28/07                                                                       74,811,305
    25,000,000    3.125%, 05/15/07                                                                       24,836,666
                                                                                                       ------------
                                                                                                        176,400,763
                                                                                                       ------------
                TOTAL U.S. GOVERNMENT OBLIGATIONS                                                       733,467,286
                                                                                                       ------------
TOTAL INVESTMENTS (Cost $733,467,286)                                                   100.0%         $733,467,286
                                                                                        ======         ============

---------------
 ++ Represents annualized yield at date of purchase.
  * Investments are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

ITEM 2.  CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Money Market Funds
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By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     January 18, 2007
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     January 18, 2007
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By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date     January 19, 2007
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* Print the name and title of each signing officer under his or her signature.